EARNINGS PER SHARE - Potentially Anti-Dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Shares deemed to be issued in respect of employee options excluded from calculation of EPS (in shares)	25	30	19